Derivative instruments (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Derivative Instruments
As described in Note 1, in the normal course of business, we use various derivative instruments for both trading and ALM purposes. These derivatives limit, modify or give rise to varying degrees and types of risk.

$ millions, as at October 31		2025		2024
	Assets	Liabilities	Assets	Liabilities
Trading (Note 2)	$34,032	$39,237	$33,485	$39,847
ALM (Note 2) (1)	4,320	2,174	2,950	807
Total	$38,352	$41,411	$36,435	$40,654

(1)	Comprised of derivatives that qualify for hedge accounting under IAS 39 and derivatives used for economic hedges.

Summary of Notional Amounts
The following table presents the notional amounts of derivative instruments:

$ millions, as at October 31						2025		2024
	Residual term to contractual maturity
	Less than 1 year	1 to 5 years	Over 5 years	Total notional amounts	Trading	ALM	Trading	ALM
Interest rate derivatives
Over-the-counter
Forward rate agreements	$11,943	$370	$1	$12,314	$12,132	$182	$9,420	$55
Centrally cleared forward rate agreements	85,716	36,273	–	121,989	121,989	–	88,699	–
Swap contracts	60,103	173,279	115,227	348,609	322,574	26,035	273,138	18,882
Centrally cleared swap contracts	4,527,608	2,499,849	1,532,881	8,560,338	7,626,410	933,928	4,805,504	921,539
Purchased options	102,507	28,507	2,121	133,135	130,705	2,430	47,772	644
Written options	103,715	31,717	2,605	138,037	137,750	287	54,189	43
	4,891,592	2,769,995	1,652,835	9,314,422	8,351,560	962,862	5,278,722	941,163
Exchange-traded
Futures contracts	29,936	5,372	–	35,308	35,258	50	16,112	6
Purchased options	1,121	–	–	1,121	1,121	–	1,069	–
Written options	121	–	–	121	121	–	4,069	–
	31,178	5,372	–	36,550	36,500	50	21,250	6
Total interest rate derivatives	4,922,770	2,775,367	1,652,835	9,350,972	8,388,060	962,912	5,299,972	941,169
Foreign exchange derivatives
Over-the-counter
Forward contracts	1,107,993	31,812	1,582	1,141,387	1,126,831	14,556	851,206	14,723
Swap contracts	280,000	311,127	175,966	767,093	666,914	100,179	567,930	71,540
Purchased options	82,699	2,103	–	84,802	84,802	–	72,180	–
Written options	82,965	2,760	–	85,725	85,125	600	82,384	678
	1,553,657	347,802	177,548	2,079,007	1,963,672	115,335	1,573,700	86,941
Exchange-traded
Futures contracts	60	–	–	60	60	–	352	–
Purchased options	541	–	–	541	541	–	67	–
Written options	423	–	–	423	423	–	292	–
	1,024	–	–	1,024	1,024	–	711	–
Total foreign exchange derivatives	1,554,681	347,802	177,548	2,080,031	1,964,696	115,335	1,574,411	86,941
Credit derivatives
Over-the-counter
Credit default swap contracts – protection purchased	1,565	1,414	185	3,164	3,164	–	2,782	19
Centrally cleared credit default swap contracts – protection purchased	36	2,836	2,092	4,964	4,964	–	3,071	–
Credit default swap contracts – protection sold	103	520	103	726	726	–	936	–
Centrally cleared credit default swap contracts – protection sold	–	1,556	1,394	2,950	2,950	–	1,743	–
Total credit derivatives	1,704	6,326	3,774	11,804	11,804	–	8,532	19
Equity derivatives
Over-the-counter	117,883	62,742	1,282	181,907	178,673	3,234	163,965	2,357
Exchange-traded	78,747	54,757	984	134,488	134,488	–	159,341	–
Total equity derivatives	196,630	117,499	2,266	316,395	313,161	3,234	323,306	2,357
Precious metal and other commodity derivatives
Over-the-counter	57,167	26,283	949	84,399	84,396	3	83,474	13
Centrally cleared commodity derivatives	183	169	–	352	352	–	336	–
Exchange-traded	32,261	11,708	455	44,424	44,424	–	32,094	–
Total precious metal and other commodity derivatives	89,611	38,160	1,404	129,175	129,172	3	115,904	13
Total notional amount	$6,765,396	$3,285,154	$1,837,827	$11,888,377	$10,806,893	$1,081,484	$7,322,125	$1,030,499
Of which:
Over-the-counter	$6,622,186	$3,213,317	$1,836,388	$11,671,891	$10,590,457	$1,081,434	$7,108,729	$1,030,493
Exchange-traded	143,210	71,837	1,439	216,486	216,436	50	213,396	6

Summary of Credit Exposure Arising from Derivatives

$ millions, as at October 31					2025					2024
	Current replacement cost (1)			Credit equivalent amount (2)	Risk- weighted amount	Current replacement cost (1)			Credit equivalent amount (2)	Risk- weighted amount
	Trading	ALM	Total			Trading	ALM	Total
Interest rate derivatives
Over-the-counter
Forward rate agreements	$3	$6	$9	$32	$15	$2	$1	$3	$31	$15
Swap contracts	1,311	95	1,406	3,921	1,047	1,070	131	1,201	3,016	710
Purchased options	30	4	34	118	45	22	1	23	68	24
Written options	4	2	6	50	14	2	1	3	20	6
	1,348	107	1,455	4,121	1,121	1,096	134	1,230	3,135	755
Exchange-traded	1	–	1	80	3	2	–	2	35	1
Total interest rate derivatives	1,349	107	1,456	4,201	1,124	1,098	134	1,232	3,170	756
Foreign exchange derivatives
Over-the-counter
Forward contracts	1,658	72	1,730	5,954	2,019	1,923	308	2,231	5,985	2,010
Swap contracts	305	527	832	3,092	560	326	512	838	2,818	482
Purchased options	164	–	164	487	147	183	–	183	498	171
Written options	24	–	24	226	77	19	–	19	165	52
	2,151	599	2,750	9,759	2,803	2,451	820	3,271	9,466	2,715
Exchange-traded	–	–	–	1,697	68	–	–	–	499	20
Total foreign exchange derivatives	2,151	599	2,750	11,456	2,871	2,451	820	3,271	9,965	2,735
Credit derivatives
Over-the-counter
Credit default swap contracts
– protection purchased	2	–	2	164	16	2	–	2	121	14
– protection sold	–	–	–	17	4	–	–	–	18	4
Total credit derivatives	2	–	2	181	20	2	–	2	139	18
Equity derivatives
Over-the-counter	320	32	352	5,841	1,338	365	59	424	4,179	1,048
Exchange-traded	922	–	922	5,073	155	1,364	–	1,364	5,502	161
Total equity derivatives	1,242	32	1,274	10,914	1,493	1,729	59	1,788	9,681	1,209
Precious metal and other commodity derivatives
Over-the-counter	1,766	7	1,773	3,465	1,540	1,165	30	1,195	2,406	956
Exchange-traded	6	–	6	2,595	104	83	–	83	1,930	77
Total precious metal and other commodity derivatives	1,772	7	1,779	6,060	1,644	1,248	30	1,278	4,336	1,033
RWA related to non-trade exposures to central counterparties					534					414
RWA related to CVA capital charge					3,057					3,381
Total derivatives	$6,516	$745	$7,261	$32,812	$10,743	$6,528	$1,043	$7,571	$27,291	$9,546

(1)	Current replacement cost reflects the current mark-to-market value of derivatives offset by eligible financial collateral, where present.
(2)
Under IMM, expected effective positive exposure (EEPE) is used, which computes, through simulation, the expected exposures with consideration to the expected movements in underlying risk factor and netting/collateral agreements. The EAD is calculated as EEPE multiplied by the prescribed alpha factor of 1.4. The EAD under
SA-CCR
is calculated as the sum of replacement cost and potential future exposure, multiplied by the prescribed alpha factor of 1.4.

Summary of Detailed Information About Credit Risk
The following table presents the current replacement cost of derivatives by geographic region based on the location of the derivative counterparty:

$ millions, as at October 31				2025				2024
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
Derivative instruments
By counterparty type
Financial institutions	$1,072	$1,407	$931	$3,410	$1,389	$1,826	$1,102	$4,317
Governments	590	16	62	668	796	–	54	850
Corporate	1,870	861	452	3,183	1,524	409	471	2,404
Total derivative instruments	$3,532	$2,284	$1,445	$7,261	$3,709	$2,235	$1,627	$7,571